Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2018
Distribution Date:	6/15/2018

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$26,909,541,600

OSFI Covered Bond Limit			$37,484,700,477

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Covered Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency
		and for AUD, BTS Institutional Services Australia Limited

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2018
Distribution Date:	6/15/2018

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	A1	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa2	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa3(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / A1	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2018
Distribution Date:	6/15/2018

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$26,909,541,600

A = Lesser of (i) LTV Adjusted Loan Balance and			35,089,547,985		A (i)	36,983,700,945
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	35,089,547,985
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			393,274,155
Total: A + B + C + D + E - F			34,696,273,831

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			105.4%

Valuation Calculation(1)

Trading Value of Covered Bond(4)			27,405,212,022

A = lesser of (i) Present Value of outstanding loan balance of			36,582,175,869
Performing Eligible Loans(5) and (ii) 80% of Market Value of
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			36,582,175,869

Intercompany Loan Balance

Guarantee Loan			28,372,004,521
Demand Loan			9,527,592,084
Total			37,899,596,604

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
June 15, 2018	N/A		N/A

Portfolio Flow of Funds

	31-May-18		30-Apr-18
Cash Inflows
Principal Receipts	578,138,699.29		482,600,282.52
Sale of Loans	82,259,730.67		96,262,116.01
Revenue Receipts	89,225,265.47		95,942,073.83
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(89,138,241.92)	(7)	(95,707,703.18)	(8)
Purchase of Loans	(33,771,373.21)		(34,103,215.73)
Intercompany Loan Repayment	(626,627,056.75)	(7)	(544,759,182.80)	(8)
Distribution to Partners	-		(2,902,332.20)
Other Inflows / Outflows(9)	(1,234.72)		(66.12)
Net Inflows/(Outflows)	85,788.83		(2,668,027.67)

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.3587%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2017 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on June 18th, 2018.

(8) This amount was paid out on May 17th, 2018.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2018
Distribution Date:	6/15/2018

Portfolio Summary Statistics

Previous Month Ending Balance	$37,602,081,634
Current Month Ending Balance(1)	$36,975,199,354
Number of Mortgage Loans in Pool	176,323
Average Loan Size	$209,702
Number of Primary Borrowers	152,638
Number of Properties	158,721

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	52.00%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	66.12%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	75.23%
Weighted Average Seasoning of Loans in the Portfolio	22.84	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.78%
Weighted Average Original Term of Loans in the Portfolio	54.48	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	31.63	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	35.08	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	176,182	99.92%	36,940,203,198	99.91%
30 to 59 Days Past Due	107	0.06%	27,711,312	0.07%
60 to 89 Days Past Due	33	0.02%	7,249,551	0.02%
90 to 119 Days Past Due	1	0.00%	35,293	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	176,323	100.00%	36,975,199,354	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	20,095	11.40%	4,741,089,370	12.82%
British Columbia	23,632	13.40%	6,649,539,789	17.98%
Manitoba	3,287	1.86%	472,529,282	1.28%
New Brunswick	4,303	2.44%	450,142,595	1.22%
Newfoundland	4,458	2.53%	654,695,921	1.77%
Northwest Territories	53	0.03%	10,574,816	0.03%
Nova Scotia	6,495	3.68%	854,311,708	2.31%
Nunavut	-	0.00%	-	0.00%
Ontario	89,037	50.50%	19,089,543,851	51.63%
Prince Edward Island	885	0.50%	98,257,977	0.27%
Quebec	18,669	10.59%	2,919,729,460	7.90%
Saskatchewan	5,104	2.89%	974,815,322	2.64%
Yukon	305	0.17%	59,969,264	0.16%
Total	176,323	100.00%	36,975,199,354	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score(7)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,416	1.37%	531,838,828	1.44%
599 or less	1,419	0.80%	281,189,815	0.76%
600 - 650	3,184	1.81%	688,158,442	1.86%
651 - 700	11,165	6.33%	2,451,331,534	6.63%
701 - 750	22,092	12.53%	4,926,191,420	13.32%
751 - 800	33,399	18.94%	7,464,664,060	20.19%
801 and Above	102,648	58.22%	20,631,825,256	55.80%
Total	176,323	100.00%	36,975,199,354	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).

(6) Refer to footnote (6) on page 3 of this Investor Report.

(7) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2018
Distribution Date:	6/15/2018

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	137,017	77.71%	27,171,566,641	73.49%
Variable	39,306	22.29%	9,803,632,713	26.51%
Total	176,323	100.00%	36,975,199,354	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	140,680	79.79%	27,383,192,896	74.06%
Non-STEP	35,643	20.21%	9,592,006,458	25.94%
Total	176,323	100.00%	36,975,199,354	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	13,631	7.73%	3,117,251,436	8.43%
Owner Occupied	162,692	92.27%	33,857,947,918	91.57%
Total	176,323	100.00%	36,975,199,354	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	38,016	21.56%	8,860,047,264	23.96%
2.5000 - 2.9999	97,332	55.20%	19,186,022,446	51.89%
3.0000 - 3.4999	36,483	20.69%	8,145,258,981	22.03%
3.5000 - 3.9999	3,620	2.05%	634,824,699	1.72%
4.0000 - 4.4999	480	0.27%	87,406,588	0.24%
4.5000 - 4.9999	134	0.08%	18,579,615	0.05%
5.0000 - 5.4999	105	0.06%	10,089,261	0.03%
5.5000 and Above	153	0.09%	32,970,500	0.09%
Total	176,323	100.00%	36,975,199,354	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	19,148	10.86%	1,506,300,387	4.07%
20.01-25.00	7,912	4.49%	1,081,879,677	2.93%
25.01-30.00	8,922	5.06%	1,445,099,382	3.91%
30.01-35.00	10,716	6.08%	2,054,838,946	5.56%
35.01-40.00	12,699	7.20%	2,693,284,270	7.28%
40.01-45.00	14,540	8.25%	3,260,200,963	8.82%
45.01-50.00	15,825	8.98%	3,686,478,895	9.97%
50.01-55.00	17,133	9.72%	4,032,599,016	10.91%
55.01-60.00	18,164	10.30%	4,413,833,810	11.94%
60.01-65.00	14,910	8.46%	3,770,622,959	10.20%
65.01-70.00	13,968	7.92%	3,499,577,157	9.46%
70.01-75.00	11,725	6.65%	2,915,869,750	7.89%
75.01-80.00	7,776	4.41%	1,940,661,035	5.25%
80.01-90.00	2,729	1.55%	643,834,459	1.74%
90.01-100.00	123	0.07%	24,500,344	0.07%
Over 100.00	33	0.02%	5,618,304	0.02%
Total	176,323	100.00%	36,975,199,354	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2018
Distribution Date:	6/15/2018

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	20,766	11.78%	3,691,481,223	9.98%
12.00 - 23.99	34,390	19.50%	6,054,305,020	16.37%
24.00 - 35.99	47,036	26.68%	9,722,541,436	26.29%
36.00 - 41.99	35,483	20.12%	8,665,070,781	23.43%
42.00 - 47.99	22,160	12.57%	5,194,751,714	14.05%
48.00 - 53.99	11,461	6.50%	2,612,664,139	7.07%
54.00 - 59.99	3,787	2.15%	778,860,868	2.11%
60.00 - 65.99	1,006	0.57%	212,284,666	0.57%
66.00 - 71.99	75	0.04%	13,305,959	0.04%
72.00 and Above	159	0.09%	29,933,548	0.08%
Total	176,323	100.00%	36,975,199,354	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	47,788	27.10%	2,853,481,492	7.72%
100,000 - 149,999	28,991	16.44%	3,624,295,945	9.80%
150,000 - 199,999	26,525	15.04%	4,622,151,129	12.50%
200,000 - 249,999	21,164	12.00%	4,744,572,767	12.83%
250,000 - 299,999	15,886	9.01%	4,345,479,089	11.75%
300,000 - 349,999	10,477	5.94%	3,388,316,164	9.16%
350,000 - 399,999	7,111	4.03%	2,654,550,875	7.18%
400,000 - 449,999	4,637	2.63%	1,963,827,028	5.31%
450,000 - 499,999	3,426	1.94%	1,622,158,817	4.39%
500,000 - 549,999	2,417	1.37%	1,266,046,383	3.42%
550,000 - 599,999	1,948	1.10%	1,116,252,184	3.02%
600,000 - 649,999	1,375	0.78%	858,239,315	2.32%
650,000 - 699,999	952	0.54%	641,441,903	1.73%
700,000 - 749,999	766	0.43%	554,661,887	1.50%
750,000 - 799,999	560	0.32%	432,993,117	1.17%
800,000 - 849,999	499	0.28%	411,307,709	1.11%
850,000 - 899,999	416	0.24%	362,994,754	0.98%
900,000 - 949,999	352	0.20%	325,249,922	0.88%
950,000 - 999,999	233	0.13%	226,384,281	0.61%
1,000,000 or Greater	800	0.45%	960,794,593	2.60%
Total	176,323	100.00%	36,975,199,354	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	28,727	16.29%	5,605,052,427	15.16%
Single Family	140,347	79.60%	29,670,135,249	80.24%
Multi Family	6,459	3.66%	1,538,994,069	4.16%
Other	790	0.45%	161,017,610	0.44%
Total	176,323	100.00%	36,975,199,354	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2018
Distribution Date:	6/15/2018

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	78,282,263	54,301,919	73,820,245	95,370,642	114,483,081	140,676,790	196,510,834	237,047,833	361,887,408	462,335,985	570,801,313	911,439,892	1,112,242,909	328,580,826	3,307,431	-	4,741,089,370	12.82%
\	Current and Less Than 30 Days Past Due	78,282,263	54,235,052	73,601,125	95,370,642	114,483,081	140,676,790	196,510,834	236,821,193	360,973,281	461,594,168	570,409,297	910,301,360	1,108,801,693	328,036,747	3,307,431	-	4,733,404,954	99.84%
\	30 to 59 Days Past Due	-	-	157,083	-	-	-	-	-	914,127	741,817	392,016	741,344	2,822,946	544,079	-	-	6,313,412	0.13%
\	60 to 89 Days Past Due	-	66,867	62,038	-	-	-	-	226,641	-	-	-	397,189	618,269	-	-	-	1,371,004	0.03%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	431,718,501	289,986,942	406,553,768	599,631,566	757,365,788	904,041,475	804,472,951	697,688,912	600,918,613	519,777,113	350,816,878	215,068,884	65,079,130	4,778,085	1,641,183	-	6,649,539,789	17.98%
	Current and Less Than 30 Days Past Due	431,249,986	289,903,732	406,099,446	599,631,566	756,061,478	903,470,385	802,599,327	697,404,602	600,206,066	519,777,113	350,816,878	215,068,884	64,913,088	4,778,085	1,641,183	-	6,643,621,821	99.91%
\	30 to 59 Days Past Due	423,921	83,210	195,182	-	1,304,310	50,922	1,559,622	-	236,040	-	-	-	166,042	-	-	-	4,019,247	0.06%
\	60 to 89 Days Past Due	44,594	-	259,139	-	-	520,168	314,002	284,310	476,507	-	-	-	-	-	-	-	1,898,721	0.03%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,480,850	8,468,546	9,714,337	13,642,316	17,157,210	23,983,400	33,507,175	36,302,798	51,369,357	63,092,746	84,363,269	88,951,836	31,222,955	1,661,528	610,957	-	472,529,282	1.28%
\	Current and Less Than 30 Days Past Due	8,480,850	8,468,546	9,714,337	13,642,316	17,157,210	23,860,493	33,507,175	36,302,798	51,369,357	62,867,132	84,363,269	88,793,568	31,222,955	1,661,528	610,957	-	472,022,492	99.89%
\	30 to 59 Days Past Due	-	-	-	-	-	122,907	-	-	-	225,614	-	158,268	-	-	-	-	506,790	0.11%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	10,731,702	9,489,887	9,217,914	13,070,664	22,534,488	35,202,921	50,693,311	80,054,530	87,599,729	63,176,042	48,817,974	12,787,125	6,766,309	-	-	-	450,142,595	1.22%
\	Current and Less Than 30 Days Past Due	10,731,702	9,489,887	9,217,914	13,070,664	22,534,488	34,864,437	50,295,180	79,842,914	87,599,729	62,933,097	48,817,974	12,787,125	6,766,309	-	-	-	448,951,420	99.74%
\	30 to 59 Days Past Due	-	-	-	-	-	338,484	287,256	-	-	136,315	-	-	-	-	-	-	762,054	0.17%
\	60 to 89 Days Past Due	-	-	-	-	-	-	110,875	211,616	-	106,630	-	-	-	-	-	-	429,121	0.10%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	11,610,099	8,963,232	12,637,541	18,616,403	31,351,626	43,854,775	68,481,580	105,573,183	140,509,870	79,939,391	77,695,506	30,606,954	24,275,092	580,670	-	-	654,695,921	1.77%
\	Current and Less Than 30 Days Past Due	11,610,099	8,963,232	12,637,541	18,616,403	31,351,626	43,854,775	67,963,735	105,573,183	140,509,870	79,660,300	77,695,506	30,606,954	24,275,092	580,670	-	-	653,898,985	99.88%
\	30 to 59 Days Past Due	-	-	-	-	-	-	517,845	-	-	279,091	-	-	-	-	-	-	796,935	0.12%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	458,862	215,865	281,800	214,982	192,991	1,184,657	1,684,748	2,041,828	1,201,284	1,504,148	870,574	480,959	242,118	-	-	-	10,574,816	0.03%
\	Current and Less Than 30 Days Past Due	458,862	215,865	281,800	214,982	192,991	1,184,657	1,684,748	2,041,828	1,201,284	1,504,148	870,574	480,959	242,118	-	-	-	10,574,816	100.00%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	21,981,097	16,244,705	22,081,599	26,038,900	39,480,395	54,629,266	85,477,843	128,001,759	176,173,118	105,344,741	115,629,560	39,821,671	22,401,224	584,063	421,769	-	854,311,708	2.31%
\	Current and Less Than 30 Days Past Due	21,942,607	16,244,705	22,081,599	26,038,900	39,480,395	54,629,266	85,477,843	127,831,277	175,832,411	105,036,711	115,629,560	39,821,671	22,245,425	584,063	421,769	-	853,298,202	99.88%
\	30 to 59 Days Past Due	38,489	-	-	-	-	-	-	170,482	340,707	308,030	-	-	155,799	-	-	-	1,013,507	0.12%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	849,357,447	626,715,070	822,839,375	1,159,154,544	1,547,724,022	1,850,233,477	2,148,175,047	2,328,736,149	2,458,144,337	1,950,263,449	1,631,939,136	958,463,697	438,362,025	298,098,544	16,351,068	4,986,465	19,089,543,851	51.63%
\	Current and Less Than 30 Days Past Due	849,104,979	625,603,903	822,307,904	1,159,034,977	1,547,384,475	1,848,427,222	2,146,327,244	2,327,081,083	2,455,079,251	1,948,667,805	1,630,322,161	957,881,350	438,362,025	298,098,544	16,351,068	4,986,465	19,075,020,456	99.92%
\	30 to 59 Days Past Due	147,016	1,111,167	531,471	-	-	1,560,692	1,360,760	1,516,252	2,552,599	1,201,777	1,409,419	582,347	-	-	-	-	11,973,501	0.06%
\	60 to 89 Days Past Due	105,452	-	-	119,567	339,547	245,563	487,043	138,813	477,194	393,867	207,557	-	-	-	-	-	2,514,602	0.01%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	35,293	-	-	-	-	-	-	-	35,293	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,855,082	2,166,475	2,116,684	3,423,767	3,459,580	7,370,502	11,293,373	21,094,633	19,491,431	8,726,870	10,643,623	3,790,833	1,825,124	-	-	-	98,257,977	0.27%
\	Current and Less Than 30 Days Past Due	2,855,082	2,166,475	2,116,684	3,423,767	3,459,580	7,370,502	11,293,373	21,094,633	19,491,431	8,726,870	10,643,623	3,790,833	1,825,124	-	-	-	98,257,977	100.00%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	69,620,328	48,333,258	63,577,774	93,608,839	114,767,871	134,528,205	178,958,651	242,586,758	280,875,288	366,168,538	477,116,362	617,511,554	219,937,708	9,338,550	2,167,936	631,839	2,919,729,460	7.90%
\	Current and Less Than 30 Days Past Due	69,546,406	48,333,258	63,481,078	93,608,839	114,767,871	134,528,205	178,958,651	242,221,052	280,875,288	365,734,198	476,956,691	617,511,554	219,937,708	9,338,550	2,167,936	631,839	2,918,599,124	99.96%
\	30 to 59 Days Past Due	73,922	-	96,696	-	-	-	-	365,706	-	434,340	-	-	-	-	-	-	970,664	0.03%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	159,671	-	-	-	-	-	159,671	0.01%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	18,627,404	15,164,585	20,984,499	29,509,565	40,875,991	57,984,857	101,669,115	142,494,159	229,262,462	143,856,459	123,230,091	34,072,149	16,871,792	212,194	-	-	974,815,322	2.64%
\	Current and Less Than 30 Days Past Due	18,627,404	15,164,585	20,984,499	29,509,565	40,697,923	57,554,000	101,669,115	141,872,463	229,071,481	143,046,426	123,230,091	34,072,149	16,871,792	212,194	-	-	972,583,687	99.77%
\	30 to 59 Days Past Due	-	-	-	-	-	430,857	-	411,210	190,981	322,154	-	-	-	-	-	-	1,355,203	0.14%
\	60 to 89 Days Past Due	-	-	-	-	178,068	-	-	210,486	-	487,879	-	-	-	-	-	-	876,432	0.09%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,576,752	1,829,192	1,273,845	2,556,761	3,891,226	6,510,639	5,554,268	10,976,473	6,400,915	6,437,478	7,652,871	2,874,196	1,434,649	-	-	-	59,969,264	0.16%
\	Current and Less Than 30 Days Past Due	2,576,752	1,829,192	1,273,845	2,556,761	3,891,226	6,510,639	5,554,268	10,976,473	6,400,915	6,437,478	7,652,871	2,874,196	1,434,649	-	-	-	59,969,264	100.00%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,506,300,387	1,081,879,677	1,445,099,382	2,054,838,946	2,693,284,270	3,260,200,963	3,686,478,895	4,032,599,016	4,413,833,810	3,770,622,959	3,499,577,157	2,915,869,750	1,940,661,035	643,834,459	24,500,344	5,618,304	36,975,199,354	100.00%
	Current and Less Than 30 Days Past Due	1,505,466,994	1,080,618,433	1,443,797,773	2,054,719,380	2,691,462,345	3,256,931,371	3,681,841,493	4,029,063,499	4,408,610,362	3,765,985,445	3,497,408,494	2,913,990,602	1,936,897,979	643,290,380	24,500,344	5,618,304	36,940,203,198	99.91%
	30 to 59 Days Past Due	683,348	1,194,377	980,432	-	1,304,310	2,503,862	3,725,482	2,463,650	4,234,454	3,649,139	1,801,435	1,481,959	3,144,787	544,079	-	-	27,711,312	0.07%
	60 to 89 Days Past Due	150,046	66,867	321,177	119,567	517,615	765,730	911,920	1,071,866	953,701	988,376	367,228	397,189	618,269	-	-	-	7,249,551	0.02%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	35,293	-	-	-	-	-	-	-	35,293	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2018
Distribution Date:	6/15/2018

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	27,913,239	20,482,754	28,031,901	37,653,392	40,595,714	55,156,006	50,569,099	46,019,200	45,138,768	40,310,546	42,799,215	45,534,365	32,439,613	19,036,417	158,599	-	531,838,828	1.44%
<=599	4,468,208	3,915,058	6,105,657	15,390,107	22,402,277	33,717,840	34,422,355	32,997,055	29,678,624	32,843,291	23,446,988	23,321,541	14,537,474	3,943,341	-	-	281,189,815	0.76%
600-650	13,475,077	10,735,823	16,242,296	28,335,528	40,606,976	63,753,986	77,099,260	75,610,332	89,414,167	84,471,051	81,762,195	61,167,348	34,630,167	10,375,479	478,756	-	688,158,442	1.86%
651-700	41,578,991	33,164,739	52,259,452	89,048,863	151,259,926	194,391,675	222,806,789	272,211,136	337,425,383	288,387,932	303,753,360	231,960,779	177,289,255	54,096,158	1,322,749	374,348	2,451,331,534	6.63%
701-750	106,121,264	98,317,483	127,826,985	198,204,552	313,236,302	395,425,310	474,849,593	558,937,662	632,718,216	563,822,800	559,595,580	461,761,580	340,975,327	88,556,624	4,971,565	870,577	4,926,191,420	13.32%
751-800	207,478,841	159,839,093	219,468,983	339,318,633	466,409,963	620,282,233	727,772,190	854,413,081	970,097,619	835,832,373	806,304,348	658,668,096	437,611,203	153,384,987	7,078,423	703,997	7,464,664,060	20.19%
>800	1,105,264,767	755,424,727	995,164,108	1,346,887,872	1,658,773,112	1,897,473,913	2,098,959,610	2,192,410,550	2,309,361,033	1,924,954,967	1,681,915,471	1,433,456,042	903,177,998	314,441,453	10,490,251	3,669,382	20,631,825,256	55.80%
Total	1,506,300,387	1,081,879,677	1,445,099,382	2,054,838,946	2,693,284,270	3,260,200,963	3,686,478,895	4,032,599,016	4,413,833,810	3,770,622,959	3,499,577,157	2,915,869,750	1,940,661,035	643,834,459	24,500,344	5,618,304	36,975,199,354	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.